Restructuring	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
18.	Restructuring:

In connection with the acquisition of Correvio (note 4), the Company terminated several employees subsequent to the closing, in its efforts to integrate Correvio’s operations.

In March and July of 2012, the Company reduced its workforce, exited redundant leased facilities and terminated certain contracts. The workforce reduction initiative was completed in 2012, with the related liability substantially paid out in the first quarter of 2013. Idle-use expense and other charges recognized in the year ended December 31, 2012 included lease termination costs settled by the issuance of common shares (note 12(b)) and other non-cash items. The majority of the liability associated with idle-use expense and other charges, which is related to redundant leased facilities, is expected to be settled by the end of the first quarter of 2014.

The following table summarizes the provisions related to the restructuring for the years ended December 31, 2013 and 2012:

	Employee	Idle-use
	termination	expense and	Asset
	benefits	other charges	impairments	Total

Restructuring expense recognized	5,553	3,770	717	10,040
Payments made	(5,509)	(3,462)	-	(8,971)
Non-cash items	276	(61)	(717)	(502)

Balance at December 31, 2012	320	247	-	567
Restructuring expense recognized	1,336	-	-	1,336
Revisions to prior accruals	(12)	(117)	-	(129)
Payments made	(926)	(30)	-	(956)
Non-cash items	-	(86)	-	(86)
Balance at December 31, 2013	718	14	-	732